Loan and Lease Receivables, Impaired Loans and Leases and Allowance for Loan and Lease Losses (Impaired Loans and Leases) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012		Dec. 31, 2011
Recorded investment
With no impairment reserve recorded	$ 11,330		$ 18,888
With impairment reserve recorded	2,413		2,989
Total	13,743		21,877
Unpaid principal balance
With no impairment reserve recorded	16,033		26,768
With impairment reserve recorded	5,044		2,989
Total	21,077		29,757
Impairment reserve
Impairment reserve	966		888
Average recorded investment
With no impairment reserve recorded	15,069	[1]	31,042	[1]
With impairment reserve recorded	3,584	[1]	2,751	[1]
Total	18,653	[1]	33,793	[1]
Foregone interest income
With no impairment reserve recorded	868		2,447
With impairment reserve recorded	232		235
Total	1,100		2,682
Interest income recognized
With no impairment reserve recorded	321		787
With impairment reserve recorded	0		0
Total	321		787
Net foregone interest income
With no impairment reserve recorded	547		1,660
With impairment reserve recorded	232		235
Total	779		1,895
Commercial real estate - owner occupied
Recorded investment
With no impairment reserve recorded	929		2,455
With impairment reserve recorded	0		517
Total	929		2,972
Unpaid principal balance
With no impairment reserve recorded	929		3,669
With impairment reserve recorded	0		517
Total	929		4,186
Impairment reserve
Impairment reserve	0		13
Average recorded investment
With no impairment reserve recorded	1,710	[1]	5,177	[1]
With impairment reserve recorded	0	[1]	358	[1]
Total	1,710	[1]	5,535	[1]
Foregone interest income
With no impairment reserve recorded	124		450
With impairment reserve recorded	0		81
Total	124		531
Interest income recognized
With no impairment reserve recorded	2		200
With impairment reserve recorded	0		0
Total	2		200
Net foregone interest income
With no impairment reserve recorded	122		250
With impairment reserve recorded	0		81
Total	122		331
Commercial real estate - non-owner occupied
Recorded investment
With no impairment reserve recorded	676		2,249
With impairment reserve recorded	155		0
Total	831		2,249
Unpaid principal balance
With no impairment reserve recorded	676		4,081
With impairment reserve recorded	155		0
Total	831		4,081
Impairment reserve
Impairment reserve	155		0
Average recorded investment
With no impairment reserve recorded	1,433	[1]	5,261	[1]
With impairment reserve recorded	155	[1]	0	[1]
Total	1,588	[1]	5,261	[1]
Foregone interest income
With no impairment reserve recorded	174		424
With impairment reserve recorded	2		0
Total	176		424
Interest income recognized
With no impairment reserve recorded	207		0
With impairment reserve recorded	0		0
Total	207		0
Net foregone interest income
With no impairment reserve recorded	(33)		424
With impairment reserve recorded	2		0
Total	(31)		424
Construction and land development
Recorded investment
With no impairment reserve recorded	5,209		6,383
With impairment reserve recorded	530		846
Total	5,739		7,229
Unpaid principal balance
With no impairment reserve recorded	8,786		9,927
With impairment reserve recorded	530		846
Total	9,316		10,773
Impairment reserve
Impairment reserve	190		130
Average recorded investment
With no impairment reserve recorded	6,089	[1]	7,974	[1]
With impairment reserve recorded	541	[1]	483	[1]
Total	6,630	[1]	8,457	[1]
Foregone interest income
With no impairment reserve recorded	190		350
With impairment reserve recorded	15		48
Total	205		398
Interest income recognized
With no impairment reserve recorded	24		48
With impairment reserve recorded	0		0
Total	24		48
Net foregone interest income
With no impairment reserve recorded	166		302
With impairment reserve recorded	15		48
Total	181		350
Multi-family
Recorded investment
With no impairment reserve recorded	49		2,009
With impairment reserve recorded	0		0
Total	49		2,009
Unpaid principal balance
With no impairment reserve recorded	416		2,246
With impairment reserve recorded	0		0
Total	416		2,246
Impairment reserve
Impairment reserve	0		34
Average recorded investment
With no impairment reserve recorded	403	[1]	3,075	[1]
With impairment reserve recorded	0	[1]	287	[1]
Total	403	[1]	3,362	[1]
Foregone interest income
With no impairment reserve recorded	58		362
With impairment reserve recorded	0		0
Total	58		362
Interest income recognized
With no impairment reserve recorded	60		0
With impairment reserve recorded	0		0
Total	60		0
Net foregone interest income
With no impairment reserve recorded	(2)		362
With impairment reserve recorded	0		0
Total	(2)		362
1-4 family
Recorded investment
With no impairment reserve recorded	1,813		2,628
With impairment reserve recorded	874		989
Total	2,687		3,617
Unpaid principal balance
With no impairment reserve recorded	1,915		3,016
With impairment reserve recorded	875		989
Total	2,790		4,005
Impairment reserve
Impairment reserve	322		337
Average recorded investment
With no impairment reserve recorded	2,043	[1]	3,160	[1]
With impairment reserve recorded	892	[1]	1,017	[1]
Total	2,935	[1]	4,177	[1]
Foregone interest income
With no impairment reserve recorded	113		277
With impairment reserve recorded	38		61
Total	151		338
Interest income recognized
With no impairment reserve recorded	0		108
With impairment reserve recorded	0		0
Total	0		108
Net foregone interest income
With no impairment reserve recorded	113		169
With impairment reserve recorded	38		61
Total	151		230
Commercial and industrial
Recorded investment
With no impairment reserve recorded	862		1,139
With impairment reserve recorded	731		419
Total	1,593		1,558
Unpaid principal balance
With no impairment reserve recorded	1,031		1,320
With impairment reserve recorded	3,361		419
Total	4,392		1,739
Impairment reserve
Impairment reserve	205		276
Average recorded investment
With no impairment reserve recorded	1,440	[1]	3,820	[1]
With impairment reserve recorded	1,856	[1]	384	[1]
Total	3,296	[1]	4,204	[1]
Foregone interest income
With no impairment reserve recorded	80		384
With impairment reserve recorded	170		24
Total	250		408
Interest income recognized
With no impairment reserve recorded	25		424
With impairment reserve recorded	0		0
Total	25		424
Net foregone interest income
With no impairment reserve recorded	55		(40)
With impairment reserve recorded	170		24
Total	225		(16)
Direct financing leases, net
Recorded investment
With no impairment reserve recorded	0		0
With impairment reserve recorded	0		18
Total	0		18
Unpaid principal balance
With no impairment reserve recorded	0		0
With impairment reserve recorded	0		18
Total	0		18
Impairment reserve
Impairment reserve	0		18
Average recorded investment
With no impairment reserve recorded	5	[1]	0	[1]
With impairment reserve recorded	0	[1]	13	[1]
Total	5	[1]	13	[1]
Foregone interest income
With no impairment reserve recorded	0		0
With impairment reserve recorded	0		1
Total	0		1
Interest income recognized
With no impairment reserve recorded	1		0
With impairment reserve recorded	0		0
Total	1		0
Net foregone interest income
With no impairment reserve recorded	(1)		0
With impairment reserve recorded	0		1
Total	(1)		1
Home equity and second mortgages
Recorded investment
With no impairment reserve recorded	668		803
With impairment reserve recorded	123		199
Total	791		1,002
Unpaid principal balance
With no impairment reserve recorded	668		827
With impairment reserve recorded	123		199
Total	791		1,026
Impairment reserve
Impairment reserve	94		79
Average recorded investment
With no impairment reserve recorded	782	[1]	884	[1]
With impairment reserve recorded	140	[1]	208	[1]
Total	922	[1]	1,092	[1]
Foregone interest income
With no impairment reserve recorded	44		62
With impairment reserve recorded	7		20
Total	51		82
Interest income recognized
With no impairment reserve recorded	1		1
With impairment reserve recorded	0		0
Total	1		1
Net foregone interest income
With no impairment reserve recorded	43		61
With impairment reserve recorded	7		20
Total	50		81
Other
Recorded investment
With no impairment reserve recorded	1,124		1,222
With impairment reserve recorded	0		1
Total	1,124		1,223
Unpaid principal balance
With no impairment reserve recorded	1,612		1,682
With impairment reserve recorded	0		1
Total	1,612		1,683
Impairment reserve
Impairment reserve	0		1
Average recorded investment
With no impairment reserve recorded	1,164	[1]	1,691	[1]
With impairment reserve recorded	0	[1]	1	[1]
Total	1,164	[1]	1,692	[1]
Foregone interest income
With no impairment reserve recorded	85		138
With impairment reserve recorded	0		0
Total	85		138
Interest income recognized
With no impairment reserve recorded	1		6
With impairment reserve recorded	0		0
Total	1		6
Net foregone interest income
With no impairment reserve recorded	84		132
With impairment reserve recorded	0		0
Total	$ 84		$ 132

[1]	(1)Average recorded investment is calculated primarily using daily average balances.